Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued expenses and other current liabilities
Accrued payroll	¥ 37,393		¥ 45,283
Deposit related to loan recommendation services	18,260		9,040
Accrued expenses	11,664		9,818
Operating lease liabilities	2,411		3,697
Consideration payable of business combination	1,333		1,333
Payable to employees for proceeds from shares as sold	324		294
Others	18,156		19,406
Total	¥ 89,541	$ 12,612	¥ 88,871